Employee Benefit Plans (Schedule Of Assumed Health Care Cost Trend Rates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Effect on accumulated postretirement obligation, 1-Percentage Point Increase	$ 124
Effect on accumulated postretirement obligation, 1-Percentage Point Decrease		$ (103)
Effect on postretirement benefits cost, 1-Percentage Point Increase	$ 7
Effect on postretirement benefits cost, 1-Percentage Point Decrease		$ (5)
Not Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care and prescription drug cost trend rate assumed for next year	7.60%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2026	2026
Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care and prescription drug cost trend rate assumed for next year	8.70%	9.40%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2026